Federal Home Loan Bank Stock - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Reserves on Deposit with Federal Reserve Bank and Federal Home Loan Bank [Line Items]
Investment in Federal Home Loan Bank at cost	$ 1,347,600	$ 2,633,300
Stock redemption par value	$ 100	$ 100